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                     Eaton Vance National Municipals Fund -
                              Institutional Shares

                            Supplement to Prospectus
                             dated February 1, 2001



                        Eaton Vance Tax-Managed Emerging
                     Growth Fund 1.2 - Institutional Shares

                        Eaton Vance Floating-Rate Fund -
                              Institutional Shares

                  Eaton Vance Floating-Rate High Income Fund -
                              Institutional Shares

                           Supplement to Prospectuses
                               dated March 1, 2001



                       Eaton Vance Income Fund of Boston -
                              Institutional Shares

                            Supplement to Prospectus
                               dated July 23, 2001



Institutional  Shares  also  are  offered  to  pension  plans,   endowments  and
corporations.







August 31, 2001                                                           [CODE]